Customers and other Accounts Receivable - Summary of Other Accounts Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Financial assets:
Sundry debtors		$ 27,748,849	$ 26,323,568
Employees and officers		3,667,242	6,333,216
Total financial assets		31,416,091	32,656,784
Non-financial assets:
Special Tax on Production and Services		31,587,018	32,601,541
Taxes to be recovered and prepaid taxes		26,162,225	12,870,094
Advances to suppliers		565,817	597,000
Other accounts receivable		1,510,661	673,845
Total non-financial assets:		59,825,721	46,742,480
Total other account receivable	$ 4,841,647	$ 91,241,811	$ 79,399,263